Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Financial Instruments and Financial Risk Management
Cash	$ 118,116	$ 152,314
Investment in Aqualung	5,350	5,350
Advances and deposits	51	52
Accounts payable and accrued liabilities	9,163	9,905
Lease liability - short-term	115	181
Currency risk
Financial Instruments and Financial Risk Management
Cash	1,963	142,339
Investment in Aqualung		5,350
Accounts receivable	118	322
Advances and deposits	33
Accounts payable and accrued liabilities	339	$ 99
Lease liability - short-term	$ 51